UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     1/22/2008
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           170
                                         ------------
Form 13F Information Table Value Total:  $162,706,678
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   539648    6400          Sole    None       6400      0    0
Abbott Laboratories            Common Stock     000284100  5446437   96998          Sole    None      96998      0    0
Aberdeen Asia Income Fd        Common Stock     003009107   732619  126313          Sole    None     126313      0    0
Aetna Inc                      Common Stock     00817Y108   386791    6700          Sole    None       6700      0    0
Albany Intl Corp Newcl A       Common Stock     012348108  1148245   30950          Sole    None      30950      0    0
Albemarle Corp                 Common Stock     012653101   202331    4905          Sole    None       4905      0    0
Alcoa                          Common Stock     013817101   292400    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     014482103   315126    6100          Sole    None       6100      0    0
Allstate                       Common Stock     020002101   454818    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107  1481368   19600          Sole    None      19600      0    0
Amerco 8.50% Ser A Cum Pfd     Common Stock     023586209   220800    9200          Sole    None       9200      0    0
America Movil SA de C.V.       Common Stock     02364W105   356000    5799          Sole    None       5799      0    0
American Express               Common Stock     025816109  1914075   36795          Sole    None      36795      0    0
American Safety Insurance      Common Stock     G02995101   345840   17600          Sole    None      17600      0    0
Anadarko Pete Corp             Common Stock     032511107   935162   14236          Sole    None      14236      0    0
Apollo Investment              Common Stock     03761U106   233585   13700          Sole    None      13700      0    0
AptarGroup Inc                 Common Stock     038336103   327280    8000          Sole    None       8000      0    0
Ares Cap Corp Com              Common Stock     04010L103   225711   15428          Sole    None      15428      0    0
AT&T                           Common Stock     00206R102   702322   16899          Sole    None      16899      0    0
Automatic Data Processing      Common Stock     053015103  1157780   26000          Sole    None      26000      0    0
Baldwin Technology Inc Cl A    Common Stock     058264102   430936   91300          Sole    None      91300      0    0
Ball Corp                      Common Stock     058498106   391500    8700          Sole    None       8700      0    0
Bank of America                Common Stock     060505104   843725   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     064058100   735983   15094          Sole    None      15094      0    0
Bank Of Nova Scotia Halifax    Common Stock     064149107   216271    4241          Sole    None       4241      0    0
BCE                            Common Stock     05534B760   407692   10259          Sole    None      10259      0    0
Beckman Coulter                Common Stock     075811109   449904    6180          Sole    None       6180      0    0
Berkshire Hathaway Cl A        Common Stock     084670108  1699200      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     084670207  5375360    1135          Sole    None       1135      0    0
BJ Services Co                 Common Stock     055482103   467102   19254          Sole    None      19254      0    0
Boeing                         Common Stock     097023105   285207    3261          Sole    None       3261      0    0
BP p.l.c.                      Common Stock     055622104  1542935   21087          Sole    None      21087      0    0
Bristol Myers Squibb           Common Stock     110122108   681245   25688          Sole    None      25688      0    0
BSD Medical Corp Del           Common Stock     055662100   265809   52950          Sole    None      52950      0    0
Canon Inc Adr New              Common Stock     138006309   226629    4945          Sole    None       4945      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   554977   54250          Sole    None      54250      0    0
Cemex SAB de CV                Common Stock     151290889  1384267   53550          Sole    None      53550      0    0
Central European Equity                         153436100   234748    4046          Sole    None       4046      0    0
Central Fd Cda Cl A                             153501101   341506   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  3348098   35873          Sole    None      35873      0    0
Citigroup                      Common Stock     172967101  1219056   41408          Sole    None      41408      0    0
Clorox Co Del                  Common Stock     189054109   518101    7950          Sole    None       7950      0    0
Conoco Phillips                Common Stock     718507106  3696336   41861          Sole    None      41861      0    0
Costco Wholesale               Common Stock     22160K105   797008   11425          Sole    None      11425      0    0
Deere & Company                Common Stock     244199105   920770    9888          Sole    None       9888      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   835703   38565          Sole    None      38565      0    0
Dominion Resources Inc Va      Common Stock     25746U109   477347   10060          Sole    None      10060      0    0
Donnelley R R & Sons           Common Stock     257867101   268334    7110          Sole    None       7110      0    0
Dow Chemical                   Common Stock     260543103   267858    6795          Sole    None       6795      0    0
Du Pont                        Common Stock     263534109   931180   21120          Sole    None      21120      0    0
Eli Lilly                      Common Stock     532457108   249010    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   372695   15745          Sole    None      15745      0    0
Encana                         Common Stock     292505104  2150318   31640          Sole    None      31640      0    0
EOG Resources                  Common Stock     26875P101   535500    6000          Sole    None       6000      0    0
Euro Currency Tst                               23130C108   473604    3235          Sole    None       3235      0    0
Exxon Mobil                    Common Stock     30231G102  1510337   16120          Sole    None      16120      0    0
Fedex Corp.                    Common Stock     31428X106   442104    4958          Sole    None       4958      0    0
Fiserv Inc                     Common Stock     337733108   221960    4000          Sole    None       4000      0    0
Flextronics                    Common Stock     Y2573F102  1532524  127075          Sole    None     127075      0    0
Fomento Economico Mexicano     Common Stock     344419106  1874147   49100          Sole    None      49100      0    0
General Electric               Common Stock     369604103  2177417   58738          Sole    None      58738      0    0
General Mills                  Common Stock     370334104   513570    9010          Sole    None       9010      0    0
GlaxoSmithKline Plc Adr        Common Stock     37733W105   229375    4552          Sole    None       4552      0    0
Gruma ADR                      Common Stock     400131306  2216687  165795          Sole    None     165795      0    0
H.J. Heinz                     Common Stock     423074103   708135   15170          Sole    None      15170      0    0
Hartford Financial Services    Common Stock     416515104   350503    4020          Sole    None       4020      0    0
Hawkins                        Common Stock     420261109   312945   20863          Sole    None      20863      0    0
Hercules Offshore              Common Stock     427093109   232187    9764          Sole    None       9764      0    0
Hewlett-Packard                Common Stock     428236103  1249299   24748          Sole    None      24748      0    0
Honda Motors                   Common Stock     438128308   507870   15325          Sole    None      15325      0    0
Honeywell International        Common Stock     438516106   714827   11610          Sole    None      11610      0    0
Hospira Inc                    Common Stock     441060100   426613   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   411434    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  2055493   37522          Sole    None      37522      0    0
India Fund                     Common Stock     454089103   760039   12207          Sole    None      12207      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   614077   19304          Sole    None      19304      0    0
Ingersoll Rand                 Common Stock     G4776G101   424735    9140          Sole    None       9140      0    0
Ingram Micro Inc               Common Stock     457153104   412214   22850          Sole    None      22850      0    0
Intel                          Common Stock     458140100  2652883   99508          Sole    None      99508      0    0
Investors Title                Common Stock     461804106   437618   11399          Sole    None      11399      0    0
Ishares 1-3 Yr Treas Index Fd                   464287457  3221848   39200          Sole    None      39200      0    0
Ishares Hong Kong Index Fd                      464286871   592110   27000          Sole    None      27000      0    0
Ishares Japan Index Fd                          464286848   701911   52815          Sole    None      52815      0    0
Ishares Malaysia Free Index                     464286830  2304117  180999          Sole    None     180999      0    0
Ishares Msci Germany Index Fd                   464286806   424394   11975          Sole    None      11975      0    0
Ishares Singapore Index Fd                      464286673  7864781  570325          Sole    None     570325      0    0
Ishares Taiwan Index Fd                         464286731   256276   17050          Sole    None      17050      0    0
Ishares Tr DJ U S Healthcare                    464287762   247345    3500          Sole    None       3500      0    0
ITT Inds Inc                   Common Stock     450911102   408853    6191          Sole    None       6191      0    0
Johnson & Johnson              Common Stock     478160104   866966   12998          Sole    None      12998      0    0
K Tron Int'l                   Common Stock     482730108  2236414   18754          Sole    None      18754      0    0
Kellogg                        Common Stock     487836108   246421    4700          Sole    None       4700      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  2399779   80046          Sole    None      80046      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   443572   13594          Sole    None      13594      0    0
Kroger                         Common Stock     501044101  2012732   75355          Sole    None      75355      0    0
Lehman Bros PFD G              Common Stock     524908639   326200   17500          Sole    None      17500      0    0
Liberty Global Inc             Common Stock     530555101   344127    8781          Sole    None       8781      0    0
Lincoln National               Common Stock     534187109   465760    8000          Sole    None       8000      0    0
Macys Inc                      Common Stock     55616P104   356488   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106  1056042   17352          Sole    None      17352      0    0
Markel Corp                    Common Stock     570535104   245550     500          Sole    None        500      0    0
MDU Resources Group Inc        Common Stock     552690109   553580   20050          Sole    None      20050      0    0
Mercer Ins Group               Common Stock     587902107   338303   18847          Sole    None      18847      0    0
Merck                          Common Stock     589331107   443030    7624          Sole    None       7624      0    0
Mexican Restaurants            Common Stock     59283R104    80850   15000          Sole    None      15000      0    0
Mfri Inc                       Common Stock     552721102   659598   61818          Sole    None      61818      0    0
Microsoft                      Common Stock     594918104  1207910   33930          Sole    None      33930      0    0
Mine Safety Appliances         Common Stock     602720104   311220    6000          Sole    None       6000      0    0
Molson Coors Co Cl B           Common Stock     60871R209   624602   12100          Sole    None      12100      0    0
Monsanto Co New                Common Stock     61166W101   596536    5341          Sole    None       5341      0    0
Morgan Stanley India Fund      Common Stock     61745C105   417164    7600          Sole    None       7600      0    0
Multi Color Corp.              Common Stock     625383104   509914   18562          Sole    None      18562      0    0
Natco Group Inc Cl A           Common Stock     63227W203   915135   16900          Sole    None      16900      0    0
New York Times                 Common Stock     650111107  1148215   65500          Sole    None      65500      0    0
Nexen                          Common Stock     65334H102  1914580   59330          Sole    None      59330      0    0
Norfolk Southern Crp           Common Stock     655844108   320798    6360          Sole    None       6360      0    0
Northrop Grumman Corp.         Common Stock     666807102   226797    2884          Sole    None       2884      0    0
Northwest Natural Gas          Common Stock     667655104   288894    5937          Sole    None       5937      0    0
Northwest Pipe                 Common Stock     667746101  1820988   46525          Sole    None      46525      0    0
Novartis Ag Adr                Common Stock     66987V109  2107010   38796          Sole    None      38796      0    0
Paccar Inc                     Common Stock     693718108   245160    4500          Sole    None       4500      0    0
Penn Virginia                  Common Stock     707882106   270506    6200          Sole    None       6200      0    0
Pepsico                        Common Stock     713448108   667920    8800          Sole    None       8800      0    0
Perini Corp                    Common Stock     713839108   426626   10300          Sole    None      10300      0    0
Petroleo Brasileiro            Common Stock     71654V408  1840382   15970          Sole    None      15970      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  3248859   33764          Sole    None      33764      0    0
Pfizer                         Common Stock     717081103  1306180   57465          Sole    None      57465      0    0
Pimco Floating Rate Fd         Common Stock     72201J104   389128   25400          Sole    None      25400      0    0
Plum Creek Timber              Common Stock     729251108   409756    8900          Sole    None       8900      0    0
PNM Resources Inc              Common Stock     69349H107   283140   13200          Sole    None      13200      0    0
Potlatch Corp                  Common Stock     737630103   233310    5250          Sole    None       5250      0    0
Powershares Ftse Rafi US 1000                   73935X583   797971   13725          Sole    None      13725      0    0
Procter & Gamble               Common Stock     742718109  1428386   19455          Sole    None      19455      0    0
ProLogis                       Common Stock     743410102   450188    7103          Sole    None       7103      0    0
Rayonier                       Common Stock     754907103  1800200   38107          Sole    None      38107      0    0
Regis Corp                     Common Stock     758932107   227874    8150          Sole    None       8150      0    0
Rush Enterprises Cl B          Common Stock     781846308   465915   26175          Sole    None      26175      0    0
Schering Plough                Common Stock     806605101  1433871   53824          Sole    None      53824      0    0
Schlumberger Limited           Common Stock     806857108   658882    6698          Sole    None       6698      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   344652   11550          Sole    None      11550      0    0
Southern Co                    Common Stock     842587107   381687    9850          Sole    None       9850      0    0
Southern Union Co              Common Stock     844030106   827482   28184          Sole    None      28184      0    0
St Mary Ld & Expl Co           Common Stock     792228108   312741    8100          Sole    None       8100      0    0
Stancorp Financial             Common Stock     852891100  1874387   37205          Sole    None      37205      0    0
Statoil Hydro Asa Adr          Common Stock     85771P102  1304577   42745          Sole    None      42745      0    0
Streettracks Gold Shrs                          863307104  2362479   28650          Sole    None      28650      0    0
Sunoco Inc                     Common Stock     86764P109   200000    2760          Sole    None       2760      0    0
Swiss Franc Currency Tst       Common Stock     23129V109   919152   10400          Sole    None      10400      0    0
Syngenta AG                    Common Stock     87160A100  2730320   53895          Sole    None      53895      0    0
Texas Instruments              Common Stock     882508104   307447    9205          Sole    None       9205      0    0
Tidewater                      Common Stock     886423102   319843    5830          Sole    None       5830      0    0
Toronto Dominion Bk            Common Stock     891160509   236980    3375          Sole    None       3375      0    0
Transocean Inc                 Common Stock     G90073100   630718    4406          Sole    None       4406      0    0
Travelers Cos Inc              Common Stock                 269945    5017          Sole    None       5017      0    0
UGI Corp                       Common Stock     902681105   652637   23950          Sole    None      23950      0    0
Union Pacific                  Common Stock     907818108  1134976    9035          Sole    None       9035      0    0
United Parcel Svc Inc          Common Stock     911312106   392496    5550          Sole    None       5550      0    0
United States Steel Corp       Common Stock     912909108   314366    2600          Sole    None       2600      0    0
United Technologies            Common Stock     913017109  4959409   64795          Sole    None      64795      0    0
URS                            Common Stock     903236107   524664    9657          Sole    None       9657      0    0
US Bancorp                     Common Stock     902973304  1444550   45512          Sole    None      45512      0    0
Veolia Environnement SA        Common Stock     92334N103   548154    6025          Sole    None       6025      0    0
Verizon Communications         Common Stock     92343V104   760026   17395          Sole    None      17395      0    0
Walt Disney                    Common Stock     254687106   569419   17640          Sole    None      17640      0    0
Wells Fargo & Co               Common Stock     949746101  2767547   91671          Sole    None      91671      0    0
Wyeth                          Common Stock     983024100  1876484   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   463252   35800          Sole    None      35800      0    0
Yum! Brands                    Common Stock     988498101   662530   17312          Sole    None      17312      0    0
Zimmer Holdings                Common Stock     98956P102   226762    3428          Sole    None       3428      0    0
Zoran Corp                     Common Stock     98975F101   292630   13000          Sole    None      13000      0    0